SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of shares reserved for future grants	836,117
Unrecognized share based compensation expense	$ 169,791
Unrecognized share based compensation expense recognition period	2 years 8 months 19 days
Expected dividend yield	0.00%	0.00%	0.00%
Total fair value of RSUs and PSUs vested	$ 76,027	$ 67,737	$ 23,762